Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Oct. 17, 2019 [1]	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Clifford Capital Partners Fund (Institutional Class)
Account Value [Line Items]
Account Value	$ 23,810	$ 19,570	$ 18,260	$ 21,040	$ 14,750		$ 15,160	$ 15,450	$ 13,620	$ 12,090	$ 9,290	$ 10,000
Clifford Capital Partners Fund (Investor Class)
Account Value [Line Items]
Account Value	23,260	19,170	17,950	20,740	14,580		15,010	15,320	13,530	12,040	9,270	10,000
Clifford Capital Partners Fund (Super Institutional Class)
Account Value [Line Items]
Account Value	15,730	12,930	12,050	13,880	9,730	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,430	24,730	20,530	24,920	18,900		16,430	15,970	13,580	11,440	9,950	10,000
Russell 3000 Value Index
Account Value [Line Items]
Account Value	24,060	18,850	16,520	18,730	13,710		$ 14,530	$ 14,100	$ 12,880	$ 11,150	$ 9,580	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	20,260	14,980	12,440	15,100	11,450	10,000
Russell 3000 Value Index [Member]
Account Value [Line Items]
Account Value	$ 16,630	$ 10,020	$ 11,420	$ 12,950	$ 9,480	$ 10,000

[1]	Inception